Partners' Capital	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Partners' Capital
Partners' Capital

American Midstream Outstanding Units

The following table presents unit activity (in thousands):

	General Partner Interest	Limited Partner Interest	Series B Convertible Units	JPE Series D Units
Balances at December 31, 2013	185	13,394	—	—
Initial issuance of Series B Units	—	—	1,168
Issuance of Series B Units	—	—	87
Issuance of JPE Series D Units	—	—	—	1,008
Redemption of JPE Series D Units	—	—	—	(1,008)
LTIP vesting	—	80	—
Issuance of GP units	207	—	—
Exercise of warrants	—	300	—
Issuance of common units in JP Development transaction	—	5,841	—
Issuance of common units	—	23,025	—
Balances at December 31, 2014	392	42,640	1,255	—
Issuance of Series B Units	—	—	95	—
LTIP vesting	—	58	—	—
Exercise of unit options	—	152	—	—
Issuance of GP units	144	—	—	—
Issuance of common units	—	7,654	—	—
Balances at December 31, 2015	536	50,504	1,350	—
Conversion of Series B Units	—	1,350	(1,350)	—
Return of escrow units	—	(1,034)	—	—
LTIP vesting	—	283	—	—
Issuance of GP units	144	—	—	—
Issuance of common units	—	248	—	—
Balances at December 31, 2016	680	51,351	—	—

Our capital accounts are comprised of approximately 1.3% notional General Partner interest and 98.7% limited partner interests as of December 31, 2016. Our limited partners have limited rights of ownership as provided for under our Partnership Agreement and the right to participate in our distributions. Our General Partner manages our operations and participates in our distributions, including certain incentive distributions pursuant to the incentive distribution rights that are non-voting limited partner interests held by our General Partner. Pursuant to our Partnership Agreement, our General Partner participates in losses and distributions based on its interest. The General Partner's participation in the allocation of losses and distributions is not limited and therefore, such participation can result in a deficit to its respective capital account. As such, allocation of losses and distributions for previous transactions between entities under common control have resulted in a deficit to the General Partner's capital account included in our consolidated balance sheets.

Series B Convertible Preferred Units

Effective January 31, 2014, the Partnership issued 1,168,225 Series B Units to its General Partner in exchange for approximately $30.0 million to fund a portion of the Lavaca acquisition described in Note 2. The Series B Units participated in distributions of the Board of Directors of our General Partner along with common units, with such distributions being made in cash distributions or with paid-in-kind Series B Units at the election of the Partnership. The Series B Units were issued in a private placement in reliance upon an exemption from the registration requirements of the Securities Act of 1933 pursuant to Section 4(a)(2) thereof and the safe harbor provided by Rule 506 of Regulation D promulgated thereunder. On February 1, 2016, all outstanding Series B Units were converted on a one-for-one basis into common units.

The Board of Directors of our General Partner elected to pay the Series B distributions using paid-in-kind Series B Units. For the years ended December 31, 2015 and 2014, the Partnership issued 94,923 and 86,461, respectively, of paid-in-kind Series B Units with a fair value of $1.4 million and $2.2 million, respectively.

Equity Offerings

In October 2015, the Partnership and certain of its affiliates entered into an agreement with a group of investment banks under which it may issue up to $100.0 million of its common units in at the market (“ATM”) offerings. During 2016, the Partnership issued 248,561 common units under this program resulting in net proceeds of $2.9 million after deducting related offering costs of $0.3 million. The net proceeds were used to repay amounts outstanding under the Credit Agreement. At December 31, 2016, $96.8 million remained available under the ATM program.

In September 2015, the Partnership sold 7,500,000 of its common units in a public offering at a price to the public of $11.31 per common unit. The net proceeds of approximately $81.0 million were used to fund a portion of the Delta House investment described in Note 2. In October 2016, the Partnership issued an additional 151,937 common units at a price of $11.31 per unit pursuant to the partial exercise of the underwriters' overallotment option, resulting in net proceeds of approximately $1.7 million.

In October 2014, the Partnership acquired Costar from Energy Spectrum Partners VI LP and Costar Midstream Energy, LLC which was funded, in part, with 6,892,931 of common units with an estimated fair value of $147.3 million issued directly to Energy Spectrum and Costar Midstream Energy LLC. In February 2016, the Partnership reached a settlement of certain indemnification claims with the Costar sellers whereby approximately 1,034,483 common units held in escrow were returned to the Partnership.

On October 7, 2014, JPE issued 7,940,625 common units at a price of $34.63 per unit in its initial public offering ("IPO") resulting in net proceeds of $252.7 million. Immediately prior to the IPO, JPE was recapitalized and common units were issued for each previously outstanding class of equity, resulting in 11,848,735 outstanding common units immediately prior to the IPO.

On August 15, 2014, the Partnership sold 4,622,352 of its common units representing limited partner interests to institutional investors at a price of $25.8075 per common unit resulting in net proceeds of $119.3 million.

On February 12, 2014, we issued 190,000 Class A Common Units to an affiliate for net proceeds of $8.0 million.

On March 28, 2014, we issued 1,008,000 Series D Preferred Units to an affiliate resulting in net proceeds of $40.0 million. On October 7, 2014, we redeemed all of the outstanding Series D Preferred Units for $42.4 million.

In January 2014, the Partnership sold 3,400,000 of its common units in a public offering at a price of $26.75 per common unit. The Partnership used the net proceeds of $86.9 million to fund a portion of the Lavaca acquisition described in Note 2.

General Partner Units

In order to maintain its ownership percentage, we received proceeds of $2.0 million from our General Partner as consideration for the issuance of 143,900 additional notional general partner units for the year ended December 31, 2016, proceeds of $1.9 million for the issuance of 143,517 additional notional general partner units for the year ended December 31, 2015 and proceeds of $5.7 million for the issuance of 206,810 additional notional general partner units for the year ended December 31, 2014.
Distributions

We made the following distributions (in thousands):

	Years Ended December 31,
	2016	2015	2014
Series A Units
Cash:
Paid	$4,935	$—	$2,658
Accrued	2,514	—	—
Paid-in-kind units	11,674	16,978	13,154
Total	19,123	16,978	15,812

Series B Units
Paid-in-kind units	—	1,373	2,220
Total	—	1,373	2,220

Series C Units
Cash:
Paid	3,089	—	—
Accrued	3,626	—	—
Paid-in-kind units	2,772	—	—
Total	9,487	—	—

Series D Units
AMID Series D Units Accrued	963	—	—
JPE Series D Units Paid-in-kind units	—	—	2,436
Total	963	—	2,436

Limited Partner Units
Cash:
Paid	101,561	93,622	114,612
Accrued	—	—	—
Total	101,561	93,622	114,612

General Partner Units
Cash:
Paid	2,551	6,789	2,695
Accrued	—	—	—
Additional Blackwater acquisition consideration	5,000	—	—
Total	7,551	6,789	2,695

Summary
Cash
Paid	112,136	100,411	119,965
Accrued	7,103	—	—
Paid-in-kind units	14,446	18,351	17,810
Additional Blackwater acquisition consideration	5,000	—	—
Total	$138,685	$118,762	$137,775

On January 26, 2017, the Board of Directors of our General Partner declared a quarterly cash distribution of $0.4125 per common unit or $1.65 per common unit on an annualized basis. The distribution was paid on February 13, 2017, to unitholders of record as of the close of business on February 6, 2017. Accrued cash distributions on our preferred convertible units were also paid in February 2017.

The fair value of the paid-in-kind distributions was determined using the market and income approaches, requiring significant inputs which are not observable in the market and thus represent a Level 3 measurements as defined by ASC 820. Under the income approach, the fair value estimates for all years presented were based on i) present value of estimated future contracted distributions, ii) option values ranging from $0.02 per unit to $9.68 per unit using a Black-Scholes model, iii) assumed discount rates ranging from 5.57% to 10.0% and iv) assumed growth rates of 1.0%.

The Fourth Amended and Restated Agreement of Limited Partnership provides that the General Partner may, in its sole discretion, make cash distributions, but there is no requirement that we make any cash distributions.